Product Warranty (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Guarantor Obligations [Line Items]
Balance at beginning of the year	$ 138	$ 193	$ 179
Provision during the year	79	106	506
Reversal during the year	(66)	(157)	(478)
Exchange difference	(5)	(4)	(14)
Balance at end of the year	$ 146	$ 138	$ 193